Basis of Presentation and Basis of Consolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Lease liabilities			$ 66,471	$ 82,633
IFRS 16
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Lease liabilities			28,250
Amount of expected decrease in other operating expenses		$ 9,684
Amount of expected increase in depreciation expense		8,890
Amount of expected increase in finance costs		$ 1,215
Grupo Villar Mir, S.A.U.
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Ownership interest as a percentage	53.90%
Senior Notes due 2022
DescriptionOfExpectedImpactOfInitialApplicationOfNewStandardsOrInterpretationsLineItems
Principal amount	$ 350,000		$ 350,000	$ 350,000
Fixed Interest Rate	9.375%
Redemption price of notes at change of control	101.00%